Tax Receivable Agreement Obligations To Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Tax Receivable Agreement Obligations To Related Parties [Abstract]
Estimated Aggregate Payments Due Under The Tax Receivable Agreements

Years Ending December 31:
2015	$945
2016	980
2017	64,290
2018	84,386
2019	23,842
Thereafter	176,747
Gross expected payments	351,190
Less: Amounts representing discount	(186,262)
Total tax receivable agreement obligations due to related parties	164,928
Less: Current portion due (included in accrued expenses)	(945)
Tax receivable agreement obligations due to related parties	$163,983